EARNINGS PER SHARE & DIVIDEND PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Earnings Per Share And Dividend Per Share [Abstract]
Net profit/(loss) for the year	$ 2,407	$ 142,491	$ 125,983
Average number of shares	62.3	63.1	51.7
Average number of treasury shares	(0.3)	(0.2)	0.0
Average number of shares outstanding	62.0	62.9	51.7
Dilutive effect of outstanding share options	0.0	0.0	0.0
Average number of shares outstanding incl. dilutive effect of share options	62.0	62.9	51.7
Basic earnings/(loss) per share (USD)	$ 0.04	$ (2.3)	$ 2.4
Diluted earnings/(loss) per share (USD)	$ 0.04	$ (2.3)	$ 2.4